TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Disclosure of income tax expense

Figures in millions	US Dollars
	2024	2023	2022
Current taxation
Current year	447	233	199
Prior year under (over) provision	7	(17)	32
Impairment and disposal of tangible assets	—	1	—
	454	217	231
Deferred taxation
Current year	170	92	46
Prior year (over) under provision	(1)	10	4
Impairment and disposal of tangible assets	—	(34)	(60)
	169	68	(10)

	623	285	221

Disclosure of tax rates

Figures in millions	US Dollars
	2024	2023	2022
Reconciliation to UK taxation rate (1)
Implied tax charge at 25% (2023:25%; 2022: 28%)	418	16	132
Increase (decrease) due to:
Expenses not tax deductible (2)	21	90	83
Share of associates and joint ventures' profit	(39)	(52)	(45)
Tax rate differentials (3) and withholding taxes (4)	145	63	31
Exchange variations and translation adjustments	28	(17)	—
Top-up tax - Pillar Two	6	—	—

Current year tax losses (expense) not recognised:
Ghana	28	22	(64)
UK	34	26	24
North America	33	38	22
South Africa	—	3	20

Tax exempt operations:
Guinea (5)	(30)	(6)	(27)
Egypt (6)	(16)	—	—

Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	1	25	3
Restructuring costs	—	79	4
Argentinian inflationary impact allowances	(32)	4	—
Adjustment in respect of prior years	7	(7)	36
Other (7)	19	1	2
Income tax expense	623	285	221
(1) With the change in domicile of the Group’s parent company from South Africa to the UK, as a result of the corporate restructuring in September 2023, the Group tax rate reconciliation for 31 December 2023 and 2024 has been prepared using the enacted UK corporate tax rate of 25%. The comparative information for
2022 was presented using the South African corporate tax rate of 28%.
(2)Included in current and prior years are non-deductible corporate, legal, project, exploration and rehabilitation costs, net impairment in Brazil and Colombia and
British Virgin Islands group losses.
(3)Due to different tax rates in various jurisdictions, primarily Tanzania, Ghana, Guinea, Australia, Brazil and Argentina.
(4)Withholding taxes on dividends paid.
(5)    Siguiri current tax expense not recognised due to tax holiday.
(6)    Sukari Gold Mines Company’s current tax expense not recognised as the company is tax exempt.
(7)  Includes losses from the zero - cost collar gold price hedge.

Disclosure of unrecognised tax losses	Unrecognised deferred tax assets

Figures in millions	US Dollars
	2024	2023	2022
Analysis of unrecognised tax losses
Available to be utilised against future profits
- utilisation required within one year	1,011	108	107
- utilisation required between one and two years	155	1,037	100
- utilisation required between two and five years	396	191	1,180
- utilisation required between five and twenty years	1,041	1,035	956
- utilisation in excess of twenty years	969	835	588
	3,572	3,206	2,931